Consolidated Interim Condensed Statement of Profit or Loss and Other Comprehensive Income	6 Months Ended
	Jun. 30, 2023 AUD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares		Jun. 30, 2022 AUD ($) $ / shares
Consolidated Condensed Statement Of Profit Or Loss And Other Comprehensive Income [Abstract]
Revenue	$ 803,430	$ 532,426	[1]	$ 1,213,604
Cost of sales	(335,715)	(222,475)	[1]	(513,884)
Government grants	107,897	71,502	[1]	518,929
Foreign exchange gains/(losses)	1,336,006	885,358	[1]
Interest received	290,595	192,574	[1]	920
Net gain on fair value movement of warrants	221,312	146,661	[1]
Total other income	1,955,810	1,296,095	[1]	519,849
Expenses
Selling and marketing expenses	(1,383,583)	(916,887)	[1]	(1,158,092)
Research and development	(1,490,694)	(987,869)	[1]	(1,060,839)
General and administration expenses	(1,564,455)	(1,036,750)	[1]	(913,925)
Finance costs	(25,610)	(16,971)	[1]	(4,078)
Foreign exchange gains/(losses)			[1]	(8,966)
Loss before income tax expense	(2,040,817)	(1,352,431)	[1]	(1,926,331)
Income tax expense	(104,721)	(69,398)	[1]
Loss after income tax expense for the half-year attributable to the owners of Mobilicom Limited	(2,145,538)	(1,421,829)	[1]	(1,926,331)
Items that will not be reclassified subsequently to profit or loss
Re-measurement of defined benefit plans	3,421	2,267	[1]	30,609
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	(976,333)	(647,007)	[1]	(47,425)
Other comprehensive income for the half-year, net of tax	(972,912)	(644,740)	[1]	(16,816)
Total comprehensive income for the half-year attributable to the owners of Mobilicom Limited	$ (3,118,450)	$ (2,066,569)	[1]	$ (1,943,147)
Basic earnings/(losses) per share (in Dollars per share and Dollars per share) | (per share)	$ (0.16)	$ (0.11)		$ (0.6)
Diluted earnings /(losses) per share (in Dollars per share and Dollars per share) | (per share)	$ (0.16)	$ (0.11)		$ (0.6)

[1]	US Dollars numbers presented solely for convenience of the reader